CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Crude oil sales, net of royalties	$ 63,736	$ 74,667	$ 37,922
Operating costs and expenses:
Production costs	70,427	41,555	30,882
Exploratory expenses	5,501	3,236	890
Depreciation, depletion and amortization	16,875	51,002	13,477
General and administrative expenses	14,460	10,998	13,336
Total operating costs and expenses	107,263	106,791	58,585
Operating loss	(43,527)	(32,124)	(20,663)
Other income (expense), net:	38	(582)	(328)
Loss from continuing operations before income taxes	(43,489)	(32,706)	(20,991)
Income tax expense	0	0	0
Net loss from continuing operations	(43,489)	(32,706)	(20,991)
Discontinued Operations
Net loss from discontinued operations, net of tax	(36)	(991)	(4,012)
Gain on divestiture, net		4,160
Net (loss) income from discontinued operations	(36)	3,169	(4,012)
Net loss	(43,525)	(29,537)	(25,003)
Noncontrolling interests - discontinued operations		8	90
Net loss attributable to CAMAC Energy Inc.	$ (43,525)	$ (29,529)	$ (24,913)
Net (loss) income per common share attributable to CAMAC Energy Inc. - basic:
Continuing operations	$ (0.05)	$ (0.05)	$ (0.06)
Discontinued operations	$ 0.00	$ 0.00	$ (0.01)
Total	$ (0.05)	$ (0.05)	$ (0.07)
Net (loss) income per common share attributable to CAMAC Energy Inc. - diluted:
Continuing operations	$ (0.05)	$ (0.05)	$ (0.06)
Discontinued operations	$ 0.00	$ 0.00	$ (0.01)
Total	$ (0.05)	$ (0.05)	$ (0.07)
Weighted average common shares outstanding:
Basic	878,710	628,101	376,312
Diluted	878,710	628,101	376,312